Summary of Significant Accounting Policies (Details Textual) (USD $)	6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Jan. 31, 2013
Write-off of abandoned patents	$ 0	$ 88,582	$ 440,780	$ 0	$ 0	$ 1,353,976	$ 1,353,976
Impairment of Long-Lived Assets to be Disposed of			2,945,079	35,878
Recognition of Deferred Revenue			488,959
Deferred revenue	$ 237,825		$ 263,125	$ 369,748		$ 263,125	$ 237,825